VIRTUS INTERNATIONAL SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—0.9%
Germany—0.9%
Jungheinrich AG, 1.690%	23,096	$ 503
Total Preferred Stock (Identified Cost $502)		503

Common Stocks—92.3%
Australia—4.0%
ALS Ltd.	60,818	448
IGO Ltd.	12,204	84
Incitec Pivot Ltd.	35,974	82
oOh!media Ltd.	344,606	288
Pro Medicus Ltd.	12,126	354
Star Entertainment Group Ltd. (The)(1)	65,505	126
Viva Energy Group Ltd.	153,504	306
Worley Ltd.	44,300	436
		2,124

Austria—1.0%
Wienerberger AG	25,297	543
Bermuda—0.6%
Pacific Basin Shipping Ltd.	819,000	313
Cayman Islands—3.6%
Alchip Technologies Ltd.	34,000	793
CIFI Holdings Group Co., Ltd.	368,000	185
Legend Biotech Corp. ADR(1)	7,276	400
LK Technology Holdings Ltd.	272,500	521
		1,899

Denmark—1.5%
Ambu A/S Class B	24,179	235
SimCorp A/S	8,052	584
		819

Finland—3.1%
Huhtamaki Oyj	22,293	883
Kojamo Oyj	45,039	777
		1,660

France—5.9%
Elis S.A.	49,547	659
Nexity S.A.	18,376	491
SCOR SE	24,511	527
SOITEC(1)	5,035	715
SPIE S.A.	34,966	758
		3,150

Germany—5.8%
Bechtle AG	14,851	607
CANCOM SE	16,370	551
Deutsche Pfandbriefbank AG	21,023	189
Evotec SE(1)	30,910	745
Jenoptik AG	21,760	485
	Shares	Value

Germany—continued
Scout24 SE	9,699	$ 498
		3,075

Hong Kong—1.2%
Chervon Holdings Ltd.	19,600	110
Techtronic Industries Co., Ltd.	8,500	89
VTech Holdings Ltd.	55,000	432
		631

Indonesia—0.4%
Mitra Adiperkasa Tbk PT(1)	3,063,600	202
Ireland—2.1%
Dalata Hotel Group plc(1)	193,215	704
Grafton Group plc UTS	45,423	429
		1,133

Italy—1.9%
ERG SpA	33,066	1,027
Japan—27.6%
Asahi Intecc Co., Ltd.	32,200	486
BayCurrent Consulting, Inc.	900	239
Cosmo Energy Holdings Co., Ltd.	14,700	407
Dai Nippon Printing Co., Ltd.	36,600	789
Ebara Corp.	8,000	300
Fuji Electric Co., Ltd.	25,500	1,056
Fujikura Ltd.	55,000	312
Hitachi Zosen Corp.	67,700	426
Isuzu Motors Ltd.	56,900	630
Jeol Ltd.	10,800	416
Marui Group Co., Ltd.	36,900	646
Mitsubishi HC Capital, Inc.	142,800	659
Mitsui Mining & Smelting Co., Ltd.	14,300	334
Nagoya Railroad Co., Ltd.	46,500	716
Nikon Corp.	55,900	646
Nippon Shinyaku Co., Ltd.	13,300	809
NOF Corp.	13,400	497
Shimamura Co., Ltd.	9,700	852
Ship Healthcare Holdings, Inc.	39,400	701
Sojitz Corp.	64,620	915
T&D Holdings, Inc.	40,200	481
TechMatrix Corp.	61,200	757
Tokyu Fudosan Holdings Corp.	206,700	1,088
United Urban Investment Corp.	510	535
		14,697

Luxembourg—0.7%
Samsonite International S.A.(1)	178,800	356
Netherlands—1.6%
ASR Nederland N.V.	21,025	850
	Shares	Value

Norway—1.9%
Elkem ASA(1)	114,556	$ 365
Storebrand ASA	90,565	645
		1,010

Singapore—0.3%
SATS Ltd.(1)	60,500	170
South Korea—1.6%
Hyundai Marine & Fire Insurance Co. Ltd.	9,649	230
Jeju Air Co. Ltd.(1)	5,817	72
Koh Young Technology, Inc.	48,190	523
		825

Sweden—4.0%
AAK AB	49,436	807
BioGaia AB Class B	74,995	758
Elekta AB Class B	82,324	569
		2,134

Switzerland—3.5%
Bystronic AG	652	474
Georg Fischer AG Registered Shares	12,500	615
Interroll Holding AG Registered Shares	230	516
Zur Rose Group AG(1)	3,444	258
		1,863

Taiwan—1.8%
Kinsus Interconnect Technology Corp.	29,000	139
Unimicron Technology Corp.	149,000	794
		933

Thailand—0.5%
Hana Microelectronics PCL Foreign Shares	244,100	281
United Kingdom—17.1%
Auto Trader Group plc	103,329	698
ConvaTec Group plc	297,380	812
Drax Group plc	96,894	758
Genus plc	19,513	596
HomeServe plc	90,819	1,296
Howden Joinery Group plc	60,479	444
Intermediate Capital Group plc	30,192	481
Keywords Studios plc	25,026	668
Moneysupermarket.com Group plc	337,134	715
Rotork plc	153,007	448
Spectris plc	24,243	800
Tate & Lyle plc	85,170	777
Weir Group plc (The)	34,566	574
		9,067

See Notes to Schedule of Investments

VIRTUS INTERNATIONAL SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

United States—0.6%
STAAR Surgical Co.(1)	4,175	$ 296
Total Common Stocks (Identified Cost $52,314)		49,058

Total Long-Term Investments—93.2% (Identified Cost $52,816)		49,561

	Shares	Value

Short-Term Investment—5.3%
Money Market Mutual Fund—5.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(2)	2,826,789	$ 2,827
Total Short-Term Investment (Identified Cost $2,827)		2,827

TOTAL INVESTMENTS—98.5% (Identified Cost $55,643)		$52,388
Other assets and liabilities, net—1.5%		779
NET ASSETS—100.0%		$53,167

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	28%
United Kingdom	17
Germany	7
United States	6
France	6
Australia	4
Cayman Islands	4
Other	28
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$49,058	$49,058
Preferred Stock	503	503
Money Market Mutual Fund	2,827	2,827
Total Investments	$52,388	$52,388
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, AllianzGI U.S. was removed as subadviser of the Virtus International Small-Cap Fund, Virtus Investment Advisers, Inc., the investment adviser of International Small-Cap Fund, manages the Virtus International Small-Cap Fund directly.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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